Accounts Receivable, Net - Allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts Receivable, Net
Balance at beginning of the year	¥ 20,040	$ 3,071	¥ 15,763
Provision	(1,306)	200	8,487
Reversal			(4,210)
Balance at end of the year	¥ 21,346	$ 3,271	¥ 20,040